Property, plant and equipment - Narrative (Details)															3 Months Ended		12 Months Ended
	Dec. 20, 2017 USD ($)	Dec. 04, 2017 USD ($)	Nov. 29, 2017 USD ($)	Nov. 17, 2017 USD ($) T	Nov. 16, 2017 USD ($) T	Nov. 10, 2017 USD ($) T	May 23, 2017 USD ($) T	May 14, 2017	Jan. 20, 2017 T	Jan. 12, 2017 T	Dec. 16, 2016 USD ($) vessel	Nov. 23, 2016 T	Jan. 15, 2016 USD ($) T	Jan. 01, 2016 USD ($)	Jun. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) ship	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Agreement to purchase property, plant and equipment																$ 208,828,000	$ 185,922,000	$ 185,922,000	$ 185,922,000	$ 185,922,000	$ 185,922,000	$ 208,828,000
Acquisition of vessels																		176,687,000				342,502,000	$ 351,596,000
Deferred gain on sale and leaseback transaction																5,000,000	0	0	0	0	0	5,000,000	0
Book Value																2,470,076,000	2,336,831,000	2,336,831,000	2,336,831,000	2,336,831,000	2,336,831,000	2,470,076,000	2,382,976,000	$ 2,276,161,000
VLCC TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																		20,790,000
Deferred gain on sale and leaseback transaction																	0	0	0	0	0
VLCC Flandre
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																		45,000,000
Deferred gain on sale and leaseback transaction																	0	0	0	0	0
Suezmax Cap Georges
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																		9,310,000
Deferred gain on sale and leaseback transaction																	0	0	0	0	0
VLCC Artois
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																		21,780,000
Deferred gain on sale and leaseback transaction																	0	0	0	0	0
VLCC Famenne
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																						38,016,000
Deferred gain on sale and leaseback transaction																0						0
Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																						43,250,000
Deferred gain on sale and leaseback transaction																500,000						500,000
Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																						47,250,000
Deferred gain on sale and leaseback transaction																1,500,000						1,500,000
Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																						47,250,000
Deferred gain on sale and leaseback transaction																1,500,000						1,500,000
Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																						47,250,000
Deferred gain on sale and leaseback transaction																1,500,000						1,500,000
FSO Africa And FSO Asia
Disclosure of detailed information about property, plant and equipment [line items]
Term of continued contractual service								5 years
Ice Class Suezmax Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Agreement to purchase property, plant and equipment																111,793,000	185,922,000	185,922,000	185,922,000	185,922,000	185,922,000	111,793,000
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Gain (loss) from sale of vessel														$ 0								13,821,000	15,886,000	0
Residual value																	0	0	0	0	0
Book Value																2,383,163,000	$ 2,271,500,000	2,271,500,000	$ 2,271,500,000	2,271,500,000	2,271,500,000	2,383,163,000	$ 2,288,036,000	2,258,334,000
Vessels | VLCC Ardeche
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T										298,642
Vessels | VLCC Aquitaine
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T									298,767
Vessels | Cap Lara, Captain Michael, Alsace, Iris, Navarin, Simone, Ilma, Nucleus, Neptun, Sonia, Filikon, TI Europe and Nectar | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life																	5 years
Vessels | Cap Lara, Captain Michael, Alsace, Iris, Navarin, Simone, Ilma, Nucleus, Neptun, Sonia, Filikon, TI Europe and Nectar | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life																	2 years 6 months
Vessels | VLCC TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T							319,430
Proceeds from sales of vessels							$ 20,800,000
Gain (loss) from sale of vessel															$ (21,000,000)
Vessels | VLCC Flandre
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T						305,688
Proceeds from sales of vessels						$ 45,000,000
Gain (loss) from sale of vessel	$ 20,300,000
Vessels | Suezmax Cap Georges
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T					146,652
Proceeds from sales of vessels					$ 9,300,000
Gain (loss) from sale of vessel			$ 8,500,000
Vessels | VLCC Artois
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T				298,330
Proceeds from sales of vessels				$ 21,800,000
Gain (loss) from sale of vessel		$ 7,700,000
Vessels | VLCC Famenne
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T													298,412
Proceeds from sales of vessels													$ 38,400,000
Gain (loss) from sale of vessel																						$ 13,800,000
Vessels | Tankers
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital for cash flow projections																			9.70%			6.43%	6.01%
Estimated useful life																	20 years
Residual value																	$ 0	0	$ 0	0	0
Impairment loss estimate																		9,200,000
Vessels | Tankers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Increase in weighted average cost of capital																			12.70%
Vessels | Tankers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Increase in weighted average cost of capital																			3.00%
Vessels | Tanker fleet, ten-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Historical charter rates																	10 years
Vessels | Tanker fleet, five-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of tanker fleet																		5,700,000				$ 0	$ 123,300,000
Historical charter rates																	5 years
Vessels | Tanker fleet, one-year historical charter rates
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of tanker fleet																		427,300,000					$ 0
Historical charter rates																	1 year
Vessels | Floating Storage And Offloading
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital for cash flow projections																			9.70%			6.43%	6.01%
Estimated useful life																	25 years
Residual value																	$ 0	0	$ 0	$ 0	$ 0
Increase in weighted average cost of capital																			3.00%
Vessels | Ice Class Suezmax Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction																				4	4
Number of additional vessels available through purchase option | vessel															4							2
Vessels | Assets sold from assets held for sale | VLCC Famenne
Disclosure of detailed information about property, plant and equipment [line items]
Gain (loss) from sale of vessel																						$ 13,821,000
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Book Value																86,136,000	63,668,000	63,668,000	$ 63,668,000	$ 63,668,000	$ 63,668,000	86,136,000	$ 93,890,000	$ 0
Seven Seas Shipping Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Book Value																0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 33,052,000
Seven Seas Shipping Ltd. | Vessels | V.K Eddie
Disclosure of detailed information about property, plant and equipment [line items]
VLCC weight (in deadweight tons) | T												305,261
Sale price																$ 9,300,000
Sale and Leaseback Agreement | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of VLCCs delivered | vessel											4
Duration of sale and leaseback agreement on vessels											5 years
Sale and Leaseback Agreement | Vessels | Nautilus, Navarin, Neptun, and Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Deferred gain on sale and leaseback transaction											$ 5,000,000